DUE TO BANKS AND CORRESPONDENTS, Promotional credit lines (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,389,433	S/ 4,107,294
Minimum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2024	January 2023
Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	2.23%	2.23%
Minimum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	4.90%	6.00%
Minimum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.45%	0.40%
Minimum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	5.78%	1.50%
Maximum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	April 2035	December 2031
Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	9.33%	9.45%
Maximum [Member] | Bolivianos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	6.90%	6.00%
Maximum [Member] | Colombian Pesos [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	17.64%	17.04%
Maximum [Member] | US Dollars [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.09%	6.32%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 4,389,400	S/ 4,107,300
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.75%	7.75%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2024	January 2023
Interest rate	3.50%	3.50%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2032	January 2032
Interest rate	7.60%	7.60%